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                                                 Filed Pursuant to Rule 497
                                                 Registration File No.: 33-54047



                                                               July 31, 2003
                                                                  Supplement

[MORGAN STANLEY LOGO]


                        SUPPLEMENT DATED JULY 31, 2003


                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF


              MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES


                               Dated May 1, 2003


     Effective July 31, 2003, the Board of Trustees of the Morgan Stanley Select Dimensions Investment Series (the "Fund") approved the appointment of Morgan Stanley Distributors Inc. as distributor of the Fund pursuant to a Distribution Agreement (the "Distributor") between the Fund and the Distributor, thereby no longer offering its shares exclusively to Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. In addition, effective July 31, 2003, the Board of Trustees approved an amendment to the Fund's Plan of Distribution pursuant to Rule 12b-1, which provides for payments by the Distributor to insurance companies, for shareholder services, which include, but are not limited to, education of agents concerning the Portfolios of the Fund, compensation of agents and servicing contract owners.

     Therefore, the disclosures in the below-referenced sections of the Fund's Statement of Additional Information are hereby modified to reflect the foregoing.

     STATEMENT OF ADDITIONAL INFORMATION: FRONT COVER

       The last sentence on the front cover of the Statement of Additional Information is hereby revised in its entirety as follows:

           Either Prospectus may be obtained without charge from the Fund at its address or telephone number listed below or from the Fund's Distributor, Morgan Stanley Distributors Inc., or from Morgan Stanley DW at any of its branch offices.

     STATEMENT OF ADDITIONAL INFORMATION: GLOSSARY OF SELECTED DEFINED TERMS

        The following paragraph is hereby added as the new fourth paragraph to the "Glossary of Selected Defined Terms" in the Statement of Additional
     Information:

           "Distributor" -- Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

     STATEMENT OF ADDITIONAL INFORMATION: V. INVESTMENT MANAGEMENT AND OTHER SERVICES

       The following sub-section "B. Principal Underwriter" is hereby added to the section of the Statement of Additional Information titled "V. Investment Management and Other Services":

           B. PRINCIPAL UNDERWRITER

           The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Portfolio's shares are distributed by the Distributor. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

           The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Portfolios or their shareholders.

     STATEMENT OF ADDITIONAL INFORMATION: V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- B. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND THE SUB-ADVISOR

     The subsection of the Statement of Additional Information titled "V. Investment Management and Other Services -- B. Services Provided by the Investment Manager and the Sub-Advisor" is hereby re-titled as follows:

           "V. Investment Management and Other Services -- C. Services Provided by the Investment Manager and the Sub-Advisor."

     The first sentence of the fourth paragraph in the re-titled subsection of the Statement of Additional Information "V. Investment Management and Other Services -- C. Services Provided by the Investment Manager and the Sub-Advisor" is hereby revised in its entirety as follows:
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           Expenses not expressly assumed by the Investment Manager under the
           Management Agreement, by the Sub-Advisor for the Growth Portfolio under the Morgan Stanley Investment Management Sub-Advisory Agreement, or by the Distributor, will be paid by the Portfolios.

     STATEMENT OF ADDITIONAL INFORMATION: V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- C. RULE 12B-1 PLAN

       The subsection of the Statement of Additional Information titled "V. Investment Management and Other Services -- C. Rule 12b-1 Plan" is hereby re-titled as follows:

           "V. Investment Management and Other Services -- D. Rule 12b-1 Plan."

       The first and second paragraphs of the re-titled subsection of the Statement of Additional Information "V. Investment Management and Other Services -- D. Rule 12b-1 Plan" are hereby replaced in their entirety by the following:

           The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"). Under the Plan, Class Y shares of each Portfolio bear a distribution fee paid to the Distributor which is accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of the Class.

           The Plan provides that each Portfolio's distribution fee shall compensate the Distributor, Morgan Stanley DW and its affiliates, and other selected broker-dealers for expenses they incur in connection with the distribution of the Portfolio's Class Y shares. These expenses may include: (i) costs incurred in providing personal services to shareholders; (ii) overhead and other branch office distribution-related expenses including, but not limited to, expenses of operating the Distributor's or other broker-dealers' offices used for selling Portfolio shares (e.g. lease and utility costs, salaries and employee benefits of operations and sales support personnel, costs relating to client sales seminars and telephone expenses);
           (iii) printing and mailing costs relating to prospectuses and reports (for new shareholders); and (iv) costs incurred in connection with advertising materials and sales literature. In addition, payments to the Distributor may be used by the Distributor to compensate insurance companies for shareholder services, which include, but are not limited to, education of agents concerning the Portfolios, compensation of agents, and servicing contract owners.

        The fourth paragraph of the re-titled subsection of the Statement of Additional Information "V. Investment Management and Other Services -- D. Rule 12b-1 Plan" is hereby replaced in its entirety by the following:

           Under the Plan, the Distributor provides the Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the distribution expenses incurred on behalf of each Portfolio during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund.

       The second sentence of the fifth paragraph of the re-titled subsection of the Statement of Additional Information "V. Investment Management and Other Services -- D. Rule 12b-1 Plan" is hereby revised in its entirety as follows:

           Prior to approving the Plan, the Trustees requested and received from the Distributor and reviewed all of the information which they deemed necessary to arrive at an informed determination.

       The seventh paragraph of the re-lettered subsection of the Statement of Additional Information titled "V. Investment Management and Other Services -- D. Rule 12b-1 Plan" is hereby replaced in its entirety by the following:


           No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Portfolios.

     STATEMENT OF ADDITIONAL INFORMATION: V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- D. OTHER SERVICES PROVIDERS

       The subsection of the Statement of Additional Information titled "V. Investment Management and Other Services -- D. Other Services Providers" is hereby re-titled as follows:

       "V. Investment Management and Other Services -- E. Other Services Providers."
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       The first sentence of the re-titled subsection "V. Investment Management and Other Services -- E. Other Services Providers (3) Affiliated Persons" is hereby revised in its entirety as follows:

        The Transfer Agent is an affiliate of the Investment Manager, of Morgan Stanley Investment Management and of the Distributor.

      STATEMENT OF ADDITIONAL INFORMATION: V. INVESTMENT MANAGEMENT AND OTHER SERVICES -- E. CODES OF ETHICS

       The subsection of the Statement of Additional Information titled "V. Investment Management and Other Services -- E. Codes of Ethics" is hereby revised in its entirety as follows:

           "V. Investment Management and Other Services -- F. Codes of Ethics."

       The first sentence of the re-titled subsection "V. Investment Management and Other Services -- F. Codes of Ethics" is hereby revised in its entirety as follows:

           The Fund, the Investment Manager, the Sub-Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act.

     STATEMENT OF ADDITIONAL INFORMATION: X. UNDERWRITERS

       The following section "X. Underwriters" is hereby added as a new section of the Statement of Additional Information:

           The Portfolios' shares are offered on a continuous basis. The Distributor, as the principal underwriter of shares, has certain obligations under the Distribution Agreement concerning the distribution of the Shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

     STATEMENT OF ADDITIONAL INFORMATION: X. CALCULATION OF PERFORMANCE DATA

       The section of the Statement of Additional Information titled "X. Calculation of Performance Data" is hereby re-titled as follows:


           "XI. Calculation of Performance Data"